Above / Below Market Acquired Charters (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Above Below Market Acquired Charters
Amortization of above market acquired charters	$ 17,307	$ 14,118
Accretion of below market acquired charters	$ 6,764	$ 7,247